UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2010

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:$ 340,472,063

March 31 2010                     TITLE                       VALUE          SHARES/       INVSTMT      VOTING

Name of Issuer                  OF CLASS       CUSIP         (x$1000)        PRN AMT       DSCRETN       AUTH

American Express                   COM       O25816109         1313           31825         SOLE         SOLE
Amgen Inc                          COM       031162100         7392          123531         SOLE         SOLE
Analog Devices Inc.                COM       032654105        12471          432728         SOLE         SOLE
AT &T Inc                          COM       00206R102         584            22599         SOLE         SOLE
Bank of New York                   COM       064057102         914            29588         SOLE         SOLE
Beckman Coulter Inc.               COM       075811109        14062          223915         SOLE         SOLE
Berkshire Hathaway Inc CL A        COM       084670108         731              6           SOLE         SOLE
Berkshire Hathaway Inc CL B        COM       084670207         817            10050         SOLE         SOLE
Biogen Idec                        COM       09062X103        11276          196472         SOLE         SOLE
Boeing                             COM       097023105         269            3703          SOLE         SOLE
B P Amoco PLC                      COM       055622104         1286           22532         SOLE         SOLE
Bristol Myers                      COM       110122108         376            14100         SOLE         SOLE
Brown Forman CL B                  COM       115637209        10470          176116         SOLE         SOLE
Caterpillar                        COM       149123101         478            7600          SOLE         SOLE
Charles River Labs                 COM       159864107         6850          174250         SOLE         SOLE
Chevron Texaco Corp                COM       166764100         478            6307          SOLE         SOLE
Citigroup                          COM       172967101          66            16233         SOLE         SOLE
Coca Cola Co.                      COM       191216100         1070           19450         SOLE         SOLE
Coca Cola FEMSA S A DE C           COM       191241108         8511          128075         SOLE         SOLE
Colgate Palmolive                  COM       194162103         1923           22550         SOLE         SOLE
Dionex Corp.                       COM       254546104        10386          138894         SOLE         SOLE
Disney Walt Co Del                 COM       254687106         769            22014         SOLE         SOLE
Emerson Electric Co                COM       291011104         233            4622          SOLE         SOLE
ISHARE MSCI Hong Kong              COM       464286871         4610          283000         SOLE         SOLE
ISHARE MSCI Brazil                 COM       464286400         5247           71255         SOLE         SOLE
Exxon Mobil Corp                   COM       30231G102         2277           33989         SOLE         SOLE
General Electric                   COM       369604103         4227          232234         SOLE         SOLE
General Mills Inc.                 COM       370334104         496            7000          SOLE         SOLE
Grainger WW Inc.                   COM       384802104         9587           88671         SOLE         SOLE
Grupo Televiso                     COM       40049J206         5104          242829         SOLE         SOLE
Harley Davidson                    COM       412822108         2363           84200         SOLE         SOLE
Heinz                              COM       423074103         813            17825         SOLE         SOLE
Henry Schein Inc                   COM       806407102         5861           99500         SOLE         SOLE
Hershey Foods Corp                 COM       427866108         6426          150105         SOLE         SOLE
Hewlett Packard                    COM       428236103         5813          109365         SOLE         SOLE
Home Depot                         COM       437076102         996            30777         SOLE         SOLE
Honeywell Intl Inc                 COM       438516106         9870          218025         SOLE         SOLE
IBM                                COM       459200101         1290           10062         SOLE         SOLE
Idex Laboratories                  COM       45168D104         3852           66925         SOLE         SOLE
Incyte                             COM       45337C102         216            15500         SOLE         SOLE
Illinois Tool Wks                  COM       452308109         4039           85280         SOLE         SOLE
Johnson & Johnson                  COM       478160104        18438          282791         SOLE         SOLE
Kellogg Co                         COM       487836108         266            4975          SOLE         SOLE
McAfee                             COM       579064106        10753          267947         SOLE         SOLE
McDonalds Corp                     COM       580135101         320            4803          SOLE         SOLE
Merck & Co                         COM       589331107         2681           71782         SOLE         SOLE
Minn Mng & Mfg Co                  COM       604059105        10632          127225         SOLE         SOLE
Monsanto                           COM       61166W101         1723           24125         SOLE         SOLE
Morgan Stanley                     COM       617446448         345            11784         SOLE         SOLE
Nabors Industries                  COM       G6359F103         3103          158050         SOLE         SOLE
Novo Nordisk                       COM       670100205         5745           74500         SOLE         SOLE
Occidental Pete Corp Cal           COM       674599105         6498           76860         SOLE         SOLE
Pepsico                            COM       713448108         1824           27577         SOLE         SOLE
Pfizer Inc                         COM       717081103         319            18622         SOLE         SOLE
Power Shares Global Energy         COM       73936T615         5365          362044         SOLE         SOLE
PowerSharesGolden Dragon           COM       73935X401         3042          122750         SOLE         SOLE
Proctor & Gamble                   COM       742718109         1112           17571         SOLE         SOLE
Raytheon Company New               COM       755111507         7865          137694         SOLE         SOLE
Rockwell Automation Inc.           COM       774347108         1780           31591         SOLE         SOLE
Rockwell Collins                   COM       774341101         5663           90484         SOLE         SOLE
Ross Stores Inc                    COM       778296103         1144           21400         SOLE         SOLE
Sara Lee Corp.                     COM       803111103         233            16732         SOLE         SOLE
Schlumberger Limited               COM       806857108        12976          204472         SOLE         SOLE
Southern Co                        COM       842587107         1311           39525         SOLE         SOLE
State Street Corp                  COM       857477103         3499           77507         SOLE         SOLE
Stratasys Inc                      COM       862685104         7371          301710         SOLE         SOLE
Syngenta                           COM       87160A100        10153          182900         SOLE         SOLE
Teradyne Inc                       COM       880770102         944            84500         SOLE         SOLE
Teva Pharmaceutical                COM       881624209        13672          216741         SOLE         SOLE
Tiffany & Co.                      COM       886547108        20274          426913         SOLE         SOLE
VCA Antech Inc                     COM       918194101        10747          383395         SOLE         SOLE
Walgreens                          COM       931422109         252            6800          SOLE         SOLE
Williams Sonoma                    COM       969904101         3921          149150         SOLE         SOLE
WPP Group PLC                      COM       929309300         693            13436         SOLE         SOLE